N-2	Apr. 29, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001663712
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-209022
Investment Company Act File Number	811-23129
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	15
Entity Registrant Name	NexPoint Real Estate Strategies Fund
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	833
Local Phone Number	697-6246
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Apr. 30, 2024
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A Shares	Class C Shares	Class Z Shares
Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price) 1	5.75%	None	None
Contingent Deferred Sales Charge 2	1.00%	1.00%	None
Exchange Fee	None	None	None
1.
A portion of the sales load payable on Class A shares will be a reallowance to participating broker-dealers (see page 77 of this Prospectus). In addition, up to 0.75% of this sales load will be paid to the Fund’s Distributor. There are no sales loads on reinvested distributions. The Fund reserves the right to waive broker commissions.

2.
Class A shares purchased without an initial sales charge in accounts aggregating $500,000 or more may be subject to a 1.00% CDSC on
shares redeemed during the first 18 months after their purchase. Class C shares are subject to a 1.00% CDSC for redemptions of shares within 18 months after their purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses ( as a percentage of net assets attributable to shares )
Management Fees	1.25%	1.25%	1.25%
Interest Payments on Borrowed Funds 3	0.77%	0.77%	0.77%
Dividends and Fees on Securities Sold Short	0.47%	0.47%	0.47%
Other Expenses 3	1.38%	1.38%	1.38%
Distribution Fee 4	None	0.75%	None
Shareholder Servicing Fee 5	0.25%	0.25%	None
Total Annual Expenses	4.12%	4.87%	3.87%
Fee Waiver and Reimbursement 6	0.88%	0.88%	0.88%
Total Annual Expenses (after fee waiver and reimbursement) 7	3.24%	3.99%	2.99%

3.
As of December 31, 2023, the Fund employed leverage in an amount equal to 13% of net assets. The Fund may employ leverage going forward. This variable rate is based on current interest rates under the Fund’s committed facility and is subject to change. The interest rate will increase in rising interest rate environments and, therefore, the actual interest rate expense borne by Fund shareholders will increase over time in a rising interest rate environment. While the Fund has no present intention to issue preferred shares within the next twelve months, if an attractive preferred shares financing opportunity were to come to the Fund’s attention during that period, the Fund may consider that opportunity. See “Principal Risks of the Fund — Leverage Risk” in the Prospectus for a brief description of the Fund’s Repurchase Agreement with Mizuho.

4.
Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares, and is payable on a quarterly basis. These Distribution fees may be paid to broker or financial intermediaries as compensation to sell Fund shares. Class A and Class Z shares are not subject to a Distribution Fee. See “Plan of Distribution.”

5.
Shareholder Servicing Fees may be used to compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Please refer to page 79 of this Prospectus for information.

6.
The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding distribution fees, interest, dividend expenses on short sales, brokerage commissions and other transaction costs, acquired fund fees and expenses, taxes, expenses payable by the Fund for third party administration services, litigation expenses and extraordinary expenses), to the extent that they exceed 1.75% per annum of the Fund’s average Daily Gross Assets (the “Expense Limitation”). If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio would be higher and could exceed the Expense Limitation. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Adviser is entitled to recoup from the Fund the amount of any fees waived and Fund expenses paid or absorbed (other than organizational and initial offering expenses, which are those expenses incurred by the Fund in order to permit the Fund to be declared effective by the SEC and to commence operations) to the extent that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date on which such fees are foregone or expenses are incurred by the Adviser; and (2) such recoupment does not cause the Fund’s ordinary operating expenses plus recoupment to exceed the Expense Limitation in effect at the time the expenses were paid or waived or any Expense Limitation in effect at the time of recoupment. The Expense Limitation Agreement will remain in effect until at least May 1, 2025 unless and until the Board approves its modification or termination. The Expense Limitation Agreement may not be amended or terminated unless approved by the Board. See “Management of the Fund.”

7.
The value included in the “Total Annual Expenses” line item corresponds to the Expense Limitation pursuant to the Expense Limitation Agreement. The value in the “Fees and Fund Expenses” table is presented as a percentage of net assets, while the Expense Limitation, pursuant to the Expense Limitation Agreement, is calculated based on average Daily Gross Assets, but converted and expressed as a percentage of net assets for purposes of the fees and fund expenses table presentation.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return. The example reflects total annual expenses after fee waivers and expense reimbursements for the one-year
period and the first year of the three-, five-, and
ten-year
periods:

Example	1 Year	3 Years	5 Years	10 Years
Class A Shares	$88	$168	$249	$459
Class C Shares
If you do not sell your shares	$40	$139	$238	$486
If you sold all of your shares at the end of the period	$50	$139	$238	$486
Class Z Shares	$30	$110	$192	$404
The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Purpose of Fee Table , Note [Text Block]	If shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by DST, currently $10.00. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. There can be no assurance that the Expense Limitation Agreement will be renewed. In the event the Expense Limitation Agreement is terminated by either party, investors will likely bear higher expenses.
Basis of Transaction Fees, Note [Text Block]	as a percent of offering price
Other Expenses, Note [Text Block]	As of December 31, 2023, the Fund employed leverage in an amount equal to 13% of net assets. The Fund may employ leverage going forward. This variable rate is based on current interest rates under the Fund’s committed facility and is subject to change. The interest rate will increase in rising interest rate environments and, therefore, the actual interest rate expense borne by Fund shareholders will increase over time in a rising interest rate environment. While the Fund has no present intention to issue preferred shares within the next twelve months, if an attractive preferred shares financing opportunity were to come to the Fund’s attention during that period, the Fund may consider that opportunity. See “Principal Risks of the Fund — Leverage Risk” in the Prospectus for a brief description of the Fund’s Repurchase Agreement with Mizuho.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective and Policies
Investment Objective.
The Fund’s investment objective is to seek long-term total return with an emphasis on current income. The Fund seeks to achieve this objective by primarily investing in a broad range of private and public real estate-related debt, equity and preferred equity investments across multiple real estate sectors. There can be no assurance that the Fund will achieve this objective. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change in this investment objective.
Investment Strategy.
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in “real estate and real estate-related securities” (as defined below). In particular, the Fund will pursue its investment objective by investing the Fund’s assets primarily in (1) commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”), (2) direct preferred equity and mezzanine investments in real properties (3) equity securities of public (both traded and non-traded)
and private debt and equity real estate investment trusts (“REITs”) and/or real estate operating companies (“REOCs”) and (4) opportunistic and value added direct real estate strategies. The Fund will effect its direct real estate strategy through investments in one or more REIT subsidiaries, including through the REIT Subsidiaries, which were formed on July 8, 2016 and June 6, 2022, respectively. The REIT Subsidiaries entered into separate investment advisory agreements with the Adviser concurrent with their formation. Preferred equity and mezzanine investments in real estate transactions come in various forms which may or may not be documented in the borrower’s organizational documents. Generally, real estate preferred equity and/or mezzanine investments are typically junior to first mortgage financing but senior to the borrower’s or sponsor’s equity contribution. The investments are typically structured as an investment by a third-party investor in the real estate owner or various affiliates in the chain of ownership in exchange for a direct or indirect ownership interest in the real estate owner entitling it to a preferred/priority return on its investment. Sometimes, the investment is structured much like a loan where (i) “interest” on the investment is required to be paid monthly by the “borrower” regardless of available property cash flow; (ii) the entire investment is required to be paid by a certain maturity date; (iii) default rate “interest” and penalties are assessed against the “borrower” in the event payments are not made timely; and (iv) a default in the repayment of investment potentially results in the loss of management.
In addition, subject to the 15% Limitation, the Fund may invest up to 20% of its total assets in equity or debt securities other than real estate and real estate-related securities. The Adviser will evaluate each opportunity within the context of where the Adviser believes the various real estate subsectors are within the broader real estate cycle and tactically allocate among these opportunities. The Adviser has broad discretion to allocate the Fund’s assets among these investment categories and to change allocations as conditions warrant. Also, the Adviser will select investments it believes offer the best potential outcomes and relative risk to assemble the most appropriate portfolio to meet the risk-adjusted return goals of the Fund.
This portfolio construction strategy seeks to (i) recognize and allocate capital based upon where the Adviser believes we are in the current real estate cycle, and as a result (ii) minimize drawdowns during market downturns and maximize risk adjusted returns during all market cycles, though there can be no assurance that this strategy will achieve this objective. The Fund will rely on the expertise of the Adviser and its affiliates to determine the appropriate structure for structured credit investments, which may include bridge loans, common and preferred equity or other debt-like positions, as well as the acquisition of such instruments from banks, servicers or other third parties.
The Fund defines “real estate and real estate-related securities” to consist of common stock, convertible or non-convertible
preferred stock, warrants, convertible or
non-convertible
secured or unsecured debt, and partnership or membership interests issued by:

•
CMBS, RMBS and other real estate credit investments, which include existing first and second mortgages on real estate, either originated or acquired in the secondary market, and secured, unsecured and/or convertible notes offered by REOCs and REITs;

•	Public REITs;

•	REOCs;

•	Private Real Estate Investment Funds;

•	Public Investment Funds;

•	Real estate ETFs; and

•	Non-Traded REITs and private REITs, generally wholly-owned by the Fund or wholly-owned or managed by an affiliate.
REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests, and REOCs are companies that invest in real estate and whose shares trade on public exchanges. Foreign REIT equivalents are entities located in jurisdictions that have adopted legislation substantially similar to the REIT tax provisions in that they provide for favorable tax treatment for the foreign REIT equivalent and require distributions of income to shareholders.
The Fund has not imposed limitations on the portion of its assets that may be invested in any of the categories outlined above other than Private Real Estate Investment Funds. The Fund, however, will limit its investments in Private Real Estate Investment Funds and any other investments that are excluded from the definition of “investment company” under the 1940 Act by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act to no more than 15% of its net assets (the “15% Limitation”). Such entities are typically private equity funds and hedge funds.

This limitation does not apply to any collateralized loan obligations (“CLOs”), certain of which may rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. For purposes of compliance with the 15% Limitation, the Fund will not count its direct investments in wholly-owned subsidiaries but will look through such subsidiaries and count their underlying holdings. The Fund may engage in short sales and securities lending.
Leverage.
The Fund incurs leverage as part of its investment strategy. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed. The Fund may also invest in Private Real Estate Investment Funds, Public REITs, REOCs and
Non-Traded
REITs, which may incur higher levels of leverage. Accordingly, the Fund through these investments may be exposed to higher levels of leverage than the Fund is permitted to incur itself, including a greater risk of loss with respect to such investments as a result of higher leverage employed by such entities. The Fund intends to leverage its portfolio through a master repurchase agreement entered into with Mizuho that allows the Fund to enter into reverse repurchase transactions from time to time pursuant to the terms of the master repurchase agreement.
In addition to any indebtedness incurred by the Fund, any subsidiary of the Fund, including the REIT Subsidiaries, may also utilize leverage, including by mortgaging properties held by special purpose vehicles, or by acquiring property with existing debt. Any such borrowings will generally be the sole obligation of each respective special purpose vehicle, without any recourse to any other special purpose vehicle, the REIT Subsidiaries, the Fund or its assets, and the Fund will not treat such non-recourse
borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage unless the financial statements of the special purpose vehicle, or the subsidiary of the Fund that owns such special purpose vehicle, will be consolidated in accordance with Regulation
S-X
and other accounting rules. If cash flow is insufficient to pay principal and interest on a special purpose vehicle’s borrowings, a default could occur, ultimately resulting in foreclosure of any security instrument securing the debt and a complete loss of the investment, which could result in losses to the REIT Subsidiaries and, therefore, to the Fund. To the extent that any subsidiaries of the Fund, including the REIT Subsidiaries, directly incur leverage in the form of debt (as opposed to non-recourse
borrowings made through special purpose vehicles), the amount of such recourse leverage used by the Fund and such subsidiaries, including the REIT Subsidiaries, will be consolidated and treated as senior securities for purposes of complying with the 1940 Act’s limitations on leverage by the Fund.
Policies.
The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental
investment policies of the Fund, under the heading “Investment Objective and Policies.”
Market Opportunity
The Adviser believes the current economic, political and health crisis has created “winners” and “losers” in certain real estate sectors and geographies providing active real estate investors with long-term investment horizons the opportunity to buy assets at discounts to their pre-COVID
values. Continued fiscal stimulus in the form of extended unemployment benefits and multiple stimulus payments to a large portion of the US population has buoyed property values for multifamily, single-family rental and self-storage. The initial outbreak of
COVID-19
and its lingering effects has impacted every sector of the economy, particularly commercial real estate valuations and geographic exposures. Sectors such as life-sciences, data-centers, cold storage and industrial saw relative outperformance as the
COVID-19
pandemic unfolded, while office, hospitality, gaming, student housing, malls and strip centers saw relative underperformance. The lingering effects of
COVID-19
and how workers and consumers will interact with real estate in a post-COVID world, most notably in offices, is still yet to be determined. This creates price uncertainty and gives active and astute commercial real estate investors the opportunity to purchase assets at valuations lower than the pre-COVID
pricing. Another relative “loser” of the post-COVID trade has been high-tax,
gateway, urban markets such as New York City, Chicago and San Francisco. Relative geographic “winners” have been Southeast and Southwest markets with business-friendly tax policy and room for suburban growth (Dallas, Nashville, Atlanta, Phoenix). The Adviser’s view remains that in order to invest throughout a full real estate cycle and earn superior risk-adjusted total returns, it is necessary to tactically allocate investments among various real estate sectors and throughout the capital structure of a real estate investment. For example, the Adviser believes that as a cycle is moving past the expansion phase and entering an early downturn phase, a prudent allocation to credit investments with strong credit fundamentals, while tactically deploying capital in those sectors who stand to benefit from lingering effects of
COVID-19,
should generate healthy risk-adjusted returns for investors.
Actively-Managed Liquid Real Estate Securities
Fears of broader equity market volatility, rising interest rates and lingering effects of the
COVID-19
pandemic has created opportunities in publicly traded REITs. Deceleration in net operating income growth expectations in certain sectors, rising financing costs and tighter lending conditions have made it more difficult for public REITs to grow net asset value or make accretive acquisitions. These changes in investors expectations and the way in which public REITs capitalize their investments has lead to discounts of public REIT shares compared to the private market values of the real estate in which they own for a number of property sectors. Meanwhile, private real estate funds are sitting on significant equity capital after record fundraising campaigns over the last several years. Amidst this backdrop of underlying discount to net asset values and robust private capital, the Adviser believes that (i) merger and acquisition activity will continue and persist over the medium term, (ii) opportunities to purchase traded REITs and source public and private debt will remain more attractive than purchasing property directly and (iii) in the near term, investors seeking exposure to real estate should allocate to defensive, risk-adjusted strategies. Over the near term, the Adviser will seek to actively source and manage these opportunities on behalf of the Fund in such a way as to attempt to maximize risk adjusted yields and total return across a full real estate market cycle.
Because of the large discounts between what properties could be sold for in the private markets versus where they trade in the public markets, the Adviser believes a near term opportunity exists to purchase equity interests in certain property types at inherent discounts to the Adviser’s large and sophisticated equity team has decades of expertise in identifying and executing deep value and value type investments. These resources may be utilized by the Fund to identify and profit from dislocations in the public equity REIT markets.
Actively-Managed Private Real Estate Securities
Although commercial property prices in select markets have roughly doubled since their 2009 trough, the dislocation (or, mispricing of assets) in the real estate debt markets, which emerged as a by-product
of the larger global credit crisis and the ensuing recession, and more recently the
COVID-19
pandemic, continues to provide opportunities for sophisticated investors as borrowers are being held to stricter lending criteria. The ensuing gap between what lenders are willing to lend and what sponsors are willing to put up in equity capital, is also a byproduct of cyclical patterns and investors’ evolving return expectations — leveraged private investors can no longer easily expect to generate mid-to-high
teen leveraged internal rates of return to hit or exceed return hurdles that allow sponsors to maximize their promote fees. Thus, the Adviser believes demand for real estate debt and preferred equity financing significantly outweighs the supply of such product, and that this imbalance creates inefficiency and provides the Fund an opportunity for attractive lending opportunities secured or supported by real estate asset values. Please see “Investment Strategy” for a description of the types of preferred equity and mezzanine investments the Fund may make.
The Adviser expects these opportunistic investment opportunities to continue in both the private and public real estate markets, at least for the medium-term, and that the volume of potential deal flow is likely to be very material (based on the experience of the Adviser). In sum, the Fund will seek to allocate capital to each area of the market where dislocation is persisting and in the Adviser’s opinion, unwarranted. Additionally, the Adviser believes that as the real estate cycle nears the top of the Expansion phase and begins to enter the Early Downturn phase, there will be a convergence emerging between capitalization rates of core (high quality properties located in historically strong markets that generally do not require upgrades or renovations) and value add (properties that are high quality but whose value can increase through some event, such as upgrades or renovations) real estate assets that will allow the Fund to selectively and strategically find opportunities to purchase high quality core properties at capitalization rates similar to value add properties.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should consider carefully the following risks the Fund faces through its direct investments in real estate-related securities. The risks set out below are not the only risks the Fund faces, but they are the principal risks associated with an investment in the Fund as well as generally associated with investment in a fund with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Additional risks and uncertainties not currently known to the Fund or that are currently immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected.
Substantial Conflicts of Interest.
The Adviser and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. For the purposes of this section, the term “NexPoint” shall include the Adviser and its affiliated investment advisors, and all affiliates listed on its Form ADV, as filed with the SEC March 29, 2024 (CRD No. 163564). In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
NexPoint has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. NexPoint has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, NexPoint furnishes advisory services to numerous clients in addition to the Fund, and NexPoint may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that have performance or higher fees paid to NexPoint or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, NexPoint, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public
information.
The Adviser, its affiliates or their partners, directors, officers or employees similarly serve or may serve other entities that operate in the same or related lines of business, including accounts managed by an investment adviser affiliated with the Adviser. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, pursuant to policies and procedures adopted by the Adviser and its advisory affiliates that are designed to manage potential conflicts of interest, which may, subject to applicable regulatory constraints, involve pro rata co-investment
by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients. The Fund will only make investments in which the Adviser or an affiliate hold an interest to the extent permitted under the 1940 Act and SEC staff interpretations or pursuant to the terms and conditions of the exemptive order received by the Adviser and certain funds affiliated with the Fund, dated April 19, 2016. For example, exemptive relief is not required for the Fund to invest in syndicated deals and secondary loan market transactions in which the Adviser or an affiliate has an interest where price is the only negotiated point. The order applies to all “Investment Companies,” including future closed-end
investment companies registered under the 1940 Act that are managed by the Adviser, which includes the Fund. The Fund, therefore, may in the future invest in accordance with the terms and conditions of the exemptive order. To mitigate any actual or perceived conflicts of interest, allocation of limited offering securities (such as IPOs and registered secondary offerings) to principal accounts that do not include third party investors may only be made after all other client account orders for the security have been filled. However, there can be no assurance that such policies and procedures will in every case ensure fair and equitable allocations of investment opportunities, particularly when considered in hindsight.
Conflicts may arise in cases when clients and/or the Adviser and other affiliated entities invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients own private securities or obligations of an issuer and other clients may own public securities of the same issuer. In addition, one or more clients may invest in securities, or other financial instruments, of an issuer that are senior or junior to securities, or financial instruments, of the same issuer that are held by or acquired for, one or more other clients. For example, if such issuer encounters financial problems, decisions related to such securities (such as over the terms of any workout or proposed waivers and amendments to debt covenants) may raise conflicts of interests. In such a distressed situation, a client holding debt securities of the issuer may be better served by a liquidation of the issuer in which it may be paid in full, whereas a client holding equity securities of the issuer might prefer a reorganization that holds the potential to create value for the equity holders. In the event of conflicting interests within an issuer’s capital structure, NexPoint will generally pursue the strategy that NexPoint believes best reflects what would be expected to be negotiated in an arm’s length transaction, but in all instances with due consideration being given to NexPoint’s fiduciary duties to each of its accounts (without regard to the nature of the accounts involved or fees received from such accounts). This strategy may be recommended by one or more NexPoint investment professionals. A single person may make decisions with respect to more than one part of an issuer’s capital structure. NexPoint personnel board members may still make recommendations to the applicable investment professional(s). A portfolio manager with respect to any applicable NexPoint registered investment company clients (“Retail Accounts”) will make an independent determination as to which course of action he or she determines is in the best interest of the applicable Retail Accounts. NexPoint may use external counsel for guidance and assistance. The Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage potential conflicts of interest involving clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
Another type of conflict may arise if one client account buys a security and another client sells or shorts the same security. Currently, such opposing positions are generally not permitted within the same account without prior trade approval by the Adviser’s Chief Compliance Officer. However, a portfolio manager may enter into opposing positions for different clients to the extent each such client has a different investment objective and each such position is consistent with the investment objective of the applicable client. In addition, transactions in investments by one or more affiliated client accounts may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of other client accounts.

Because certain client accounts may have investment objectives, strategies or legal, contractual, tax or other requirements that differ (such as the need to take tax losses, realize profits, raise cash, diversification, etc.), an affiliated adviser may purchase, sell or continue to hold securities for certain client accounts contrary to other recommendations. In addition, an affiliated adviser may be permitted to sell securities or instruments short for certain client accounts and may not be permitted to do so for other affiliated client accounts.
As a result of the Fund’s arrangements with NexPoint, there may be times when NexPoint, the Adviser or their affiliates have interests that differ from those of the Fund’s shareholders, giving rise to a conflict of interest. NexPoint and the Adviser are under common ownership, and the Fund’s officers serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund does, or of investment funds managed by the Adviser or its affiliates. Similarly, the Adviser or its affiliates may have other clients with similar, different or competing investment objectives. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the best interests of the Fund or its shareholders. For example, the Fund’s officers have, and will continue to have, management responsibilities for other investment funds, accounts or other investment vehicles managed or sponsored by the Adviser and its affiliates. The Fund’s investment objective may overlap, in part or in whole, with the investment objective of such affiliated investment funds, accounts or other investment vehicles. As a result, those individuals may face conflicts in the allocation of investment opportunities among the Fund and other investment funds or accounts advised by or affiliated with the Adviser. The Adviser will seek to allocate investment opportunities among eligible accounts in a manner that is fair and equitable over time and consistent with its allocation policy. However, the Fund can offer no assurance that such opportunities will be allocated to it fairly or equitably in the short-term or over time.
In addition, it is anticipated that a significant portion of the Fund’s assets will be represented by securities sponsored, organized and/or managed by NexPoint and its affiliates, which may include REITs, asset-backed securities and/or structured finance securities. The Adviser will monitor for conflicts of interest in accordance with its fiduciary duties and will provide the independent trustees of the Fund with an opportunity to periodically review the Fund’s investments in such REITs, asset-backed securities and/or structured finance securities and assure themselves that continued investment in such securities remains in the best interests of the Fund and its shareholders. The Adviser may effect client cross-transactions where it causes a transaction to be effected between the Fund and another client advised by the Adviser or any of its affiliates. The Adviser may engage in a client cross-transaction involving the Fund any time that the Adviser believes such transaction to be fair to the Fund and the other client of the Adviser or its affiliates.
The Adviser may direct the Fund to acquire or dispose of investments in cross trades between the Fund and other clients of the Adviser or its affiliates in accordance with applicable legal and regulatory requirements. In addition, to the extent permitted by the 1940 Act and SEC staff interpretations, the Fund may make and/or hold an investment, including an investment in securities, in which the Adviser and/or its affiliates have a debt, equity or participation interest, and the holding and sale of such investments by the Fund may enhance the profitability of the Adviser’s own investments in such companies.
Closed-End
Fund (
“
CEF
”
)
Risk.
The Fund is a CEF. CEFs differ from
open-end
management investment companies (commonly referred to as mutual funds) in that CEFs may list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows
and
out-flows
that can complicate portfolio management, whereas CEFs generally can stay more fully invested in securities consistent with the CEF’s investment objective and policies. In addition, in comparison to open-end
funds, CEFs have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.
Debt Securities Risk.
When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced or fluctuate more than other types of investments. The kind of market risk is generally greater for funds investing in debt securities with longer maturities. In the course of investing in such investments, we may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, we may be unable to enter into a transaction in a publicly-traded security for that issuer when it would otherwise be advantageous for us to do so. Alternatively, we may choose not to receive material nonpublic information about an issuer of such loans, with the result that we may have less information about such issuers than other investors who transact in such assets.
Structured Finance Securities Risk
.
A portion of the Fund’s investments may consist of collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according
to their degree of risk. The riskiest securities are the equity tranche, which bears the bulk of defaults from the bonds or loans serving as collateral, and thus may protect the other, more senior tranches from default. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. A senior tranche typically has higher ratings and lower yields than the underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, other tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to previous defaults and the disappearance of protecting tranches, market anticipation of defaults and aversion to certain structured finance securities as a class.
Pandemics and Associated Economic Disruption.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally
(“COVID-19”).
This coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and economic volatility. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing
political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain fund service providers and issuers of the Fund’s investments, and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such instruments. Any such impact could adversely affect the Fund’s performance.
Non-Payment
Risk
.
Debt securities are subject to the risk of
non-payment
of scheduled interest and/or principal. Nonpayment would result in a reduction of income to the Fund, a reduction in the value of the security experiencing nonpayment and a potential decrease in the net asset value (“NAV) of the Fund. There can be no assurance that the liquidation of any collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments, or that such collateral could be readily liquidated. Moreover, as a practical matter, most borrowers cannot satisfy their debts by selling their assets. Borrowers pay their debts from the cash flow they generate. This is particularly the case for borrowers that are highly leveraged. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower is far more likely to seek to restructure its debts than it is to sell off assets to pay its debts. Borrowers may try to restructure their debts either by seeking protection from creditors under Chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) or negotiating a work out. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a debt security. The agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the debt security. If a borrower files for protection from creditors under Chapter 11 of the Bankruptcy Code, the Bankruptcy Code will impose an automatic stay that prohibits the agent from liquidating collateral. The agent may ask the bankruptcy court to lift the stay. As a practical matter, the court is unlikely to lift the stay if it concludes that the borrower has a chance to emerge from the reorganization proceedings and the collateral is likely to hold most of its value. If the lenders have a perfected security interest, the debt security will be treated as a separate class in the reorganization proceedings and will retain a priority interest in the collateral. Chapter 11 reorganization plans typically are the product of negotiation among the borrower and the various creditor classes. Successful negotiations may require the lenders to extend the time for repayment, change the interest rate or accept some consideration in the form of junior debt or equity securities. A work out outside of bankruptcy may produce similar concessions by senior lenders.
Distribution Policy Risk.
The Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may also reduce a shareholder’s tax basis, resulting in higher taxes when the shareholder sells his or her shares, and may cause a shareholder to pay taxes even if he or she sells such shares for less than the original purchase price. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board. If the Fund’s investments are delayed, the initial distribution may consist principally of a return of capital. Pending the investment of the net proceeds in accordance with the Fund’s investment objective and policies, all or a portion of the Fund’s distributions may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares (but not below zero) and potentially increase the taxable gain, if any, or decrease any loss recognized for tax purposes upon disposition of their shares.
Illiquid and Restricted Securities
.
The Fund may not be able to readily dispose of illiquid securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.
The Fund may purchase certain securities (“Rule 144A Securities”) eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with assurance how the market for Rule 144A Securities will develop, the Board has directed the Adviser to monitor carefully the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investments in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.
Management Fee Risk.
The management fee paid to the Adviser is based on the Fund’s Daily Gross Assets, as defined in the Investment Advisory Agreement. As a result, investors in the Fund’s shares will invest on a
“gross” basis and receive distributions on a “net” basis after expenses, resulting in a lower rate of return than one might achieve through direct investments. Because the management fee is based on the Fund’s gross assets, the Adviser will benefit if and when the Fund issues additional equity, incurs debt or uses leverage. The use of leverage will increase the likelihood of default under any credit facility or other debt instruments the Fund enters into, which would disfavor the holders of Fund shares, including investors in this offering.
Public and Private Investment Funds Risk
.
The Fund’s performance depends in part upon the performance of the Public and Private Investment Fund managers and their selected strategies, the adherence by such Public and Private Investment Fund managers to such selected strategies, the instruments used by such Public and Private Investment Fund managers and the Adviser’s ability to select Public and Private Investment Fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, which may include incentive allocations or fees and expenses at the Public or Private Investment Fund level.
The Fund is subject to, and indirectly invests in Public Investment Funds and Private Real Estate Investment Funds that are subject to risks associated with legal and regulatory changes applicable to financial institutions generally or to Public Investment Funds or Private Real Estate Investment Funds in particular. The Fund may not be able to invest in certain Public Investment Funds or Private Real Estate Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Public Investment Fund or a Private Real Estate Investment Fund that has been identified as an attractive opportunity. The Fund’s investments in certain Public Investment Funds and Private Real Estate Investment Funds may be subject to lock-up
periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Public Investment Funds and Private Real Estate Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Public Investment Fund or a Private Real Estate Investment Fund, may receive an in-kind
distribution of securities that are illiquid or difficult to value and difficult to dispose of.
Public Investment Fund and Private Real Estate Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Public and Private Investment Fund managers may invest the Public Investment Funds’ or the Private Real Estate Investment Funds’ assets in securities of
non-U.S.
issuers, including those in emerging markets, and the Fund’s assets may be invested in Public Investment Funds or Private Real Estate Investment Funds that may be denominated in
non-U.S.
currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Public and Private Investment Fund Managers focus primarily on the real estate industry, which subjects Public Investment Funds and Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Public and Private Investment Fund Managers may focus on a particular country or geographic region, which may subject Public Investment Funds and Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.
Public Investment Fund managers may use derivatives for speculative or hedging purposes. Public Investment Fund managers may have limited operating histories upon which to evaluate their performance. Public Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Public Investment Funds. Public Investment Fund managers may sell short securities held by Public Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Public Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Public Investment Fund managers may invest the Public Investment Funds’ assets without limitation in restricted and illiquid securities. Public Investment Fund managers may invest the Public Investment Funds’ assets in equity securities without limitation as to market capitalization. Public Investment Funds may invest in equity securities issued by smaller capitalization companies, including micro-cap
companies, the prices of which may be subject to erratic market movements.

Private Real Estate Investment Funds are not publicly traded and therefore are not liquid investments. Please see “Liquidity Risk” for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the asset manager to determine the value of the Fund’s investment in the Private Real Estate Investment Fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will conduct reasonable due diligence to value securities and may also consider information provided by the Private Real Estate Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Real Estate Investment Funds that invest primarily in publicly traded securities are more easily valued.
In addition to valuation risk, shareholders of Private Real Estate Investment Funds are not entitled to the protections of the 1940 Act. For example, Private Real Estate Investment Funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, Private Real Estate Investment Funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Please see “Leveraging Risk” below for a description of risks associated with the use of leverage. Additionally, Private Real Estate Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Real Estate Investment Fund managers may not be registered under the Advisers Act. Further, Private Real Estate Investment Fund managers may charge investors (such as the Fund) asset-based fees of up to 2.0% of total assets and incentive allocations or fees of as much as 20% of a Private Real Estate Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Real Estate Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.
REIT Risk.
REITs may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Code and to maintain an exemption under the 1940 Act. For example, because a REIT may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.
Non-Traded
REIT Risk
.
Non-traded
REITs are subject to the following risks in addition to those described in “REIT Risk.”
Non-Traded
REITs are subject to significant commissions, expenses, and organizational and offering costs that reduce the value of an investor’s (including the Fund’s) investment.
Non-Traded
REITs are not liquid, and investments in
Non-Traded
REITs may not be accessible for an extended period of time.
Redemption programs offered by
Non-Traded
REITs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the REIT to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in
Non-Traded
REITs. In addition, there is no guarantee that investors (including the Fund) will receive distributions. Distributions from
Non-Traded
REITs may be derived from sources other than cash flow from operations, including proceeds of the offering, from borrowings, or from the sale of assets. Payments of distributions from sources other than cash flow from operations will decrease or diminish an investor’s interest. Dividends paid by
Non-Traded
REITs may vary based on economic risks, geopolitical risks, changes in the real estate market, performance of the REIT, regulatory changes, and key personnel changes. Distributions from
Non-Traded
REITs can be suspended for a period of time or halted altogether.

Private REIT Risk
.
Private REITs are subject to the following risks in addition to those described in “Public and Private Real Estate Investment Fund Risk” and “REIT Risk.” Private REITs are typically smaller and financially less stable than Public REITs. Private REITS are unlisted, making them more difficult to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs and
Non-Traded
REITs, which makes private REITs more difficult to evaluate from an investment perspective. In addition, Private REITs may not have audited financial statements.
Asset-Backed Securities.
 Because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime
mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.
Mortgage-Backed Securities Risk.
Mortgage-backed securities are bonds which evidence interests in, or are secured by, a single commercial or residential mortgage loan or a pool of commercial or residential mortgage loans. Accordingly, mortgage-backed securities in which the Fund intends to invest are subject to all of the risks of the underlying mortgage loans. In a rising interest rate environment, the value of mortgage-backed securities may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term investment. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, mortgage-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third party guarantees or other forms of credit support can reduce the credit risk. Mortgage-backed securities are also subject to several risks created through the securitization process. Subordinate CMBSs are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBSs will not be fully paid. Subordinate securities of CMBSs are also subject to greater credit risk than those CMBSs that are more highly rated. We also may invest in interest-only multifamily CMBS issued by multifamily mortgage loan securitizations. However, these interest-only multifamily CMBS typically only receive payments of interest to the extent that there are funds available in the securitization to make the payment and may introduce increased risks since these securities have no underlying principal cash flows. As a result, interest only CMBS possess the risk of total loss of investment in the event of prepayment of the underlying mortgages. We have not imposed a limit in the portion of our total assets that may be invested in interest-only multifamily CMBS.
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Leverage Risk.
The use of leverage, such as borrowing money to purchase securities, by the Fund or a Private Real Estate Investment Fund or a Public Investment Fund will magnify the Fund’s gains or losses. The use of leverage via short selling by a Private Real Estate Investment Fund or a Public Investment Fund will also magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund and a Private Real Estate Investment Fund or a Public Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Interest on borrowings (or dividends on preferred shares) may be at a fixed or floating rate and generally will be based on short-term rates. Interest payments and fees incurred in connection with such borrowings will reduce the amount of distributions available to the Fund’s shareholders. As long as the rate of return, net of applicable Fund expenses, on the Fund’s portfolio investments purchased with leverage exceeds the costs associated with such leverage, the Fund will generate more return or income than will be needed to pay such costs. In this event, the excess will be available to pay higher dividends to the Fund’s shareholders. Conversely, if the Fund’s return on such assets is less than the cost of leverage and other Fund expenses, the return to the Fund’s shareholders will diminish or may be eliminated entirely. To the extent that the Fund uses leverage, the net asset value of the Fund’s shares and the yield to the Fund’s shareholders will be more volatile. The Fund’s leveraging strategy may not be successful.
In addition, a lender to the Fund or a Private Real Estate Investment Fund or a Public Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Private Real Estate Investment Fund or a Public Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further reduce the amount of distributions available to Fund shareholders. The Fund’s investments in Public Investment Funds and REITs managed by affiliated or unaffiliated institutional asset managers may incur higher levels of leverage. Accordingly, the Fund, through these investments, may be exposed to higher levels of leverage than the Fund is permitted to incur itself, including a greater risk of loss with respect to such investments as a result of higher leverage employed by such entities.
The Fund intends to leverage its portfolio through a master repurchase agreement entered into with Mizuho that allows the Fund to enter into reverse repurchase transactions from time to time pursuant to the terms of the master repurchase agreement. The Fund’s asset coverage ratio was 814% as of March 31, 2024.
Liquidity Risk
.
The Fund is a
closed-end
investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end
investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In addition, if one or more key individuals leave, the Adviser may not be able to hire qualified replacements or may require an extended time to do so. This situation could prevent the Fund from achieving its investment objectives.
Securities Market Risk.
An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.
Medium and Small Capitalization Company Risk.
The Fund will concentrate its investments in real estate-related securities. Many issuers of real estate securities are medium or small capitalization companies which may be newly-formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.
Generally, securities of medium and small capitalization companies are more likely to experience sharper swings in market values and are generally more volatile than those of larger companies. In addition, such securities generally trade in less liquid markets, in which it may be more difficult for the Adviser to sell and at prices that the Adviser believes appropriate. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter
and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.
Concentration in Real Estate Securities Risk.
The Fund will not invest in real estate directly, but because the Fund will concentrate its investments in investment vehicles that invest principally in real estate and real estate-related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Although the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. There are also special risks associated with real estate operations generally, as described below:

•	Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays as well as adverse changes in local and national economic and market conditions .

•
Development Issues.
Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly-developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

•
Lack of Insurance.
Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

•
Dependence on Tenants.
The value of the Fund’s portfolio companies’ properties and the ability to make distributions to their shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

•	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.
•
Environmental Issues.
In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

•
Financing Issues.
Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

Multifamily Real Estate Sector in General
.
While we intend to seek to diversify our investment portfolio among real estate sectors, we expect to invest a portion of our assets in investments in the multifamily real estate sector. Our business may be adversely affected by various operating risks common to the multifamily industry. We plan to invest in target assets, which are typically debt and preferred equity investments where the underlying real estate is comprised of multifamily properties. Multifamily properties have different economic characteristics than many other real estate assets. A typical office property, for example, has long-term leases with third-party tenants, which provides a relatively stable long-term stream of revenue. Multifamily properties, on the other hand, generate revenue from tenants that typically have short-term leases (generally one year or less in duration), which causes the rental rate and occupancy levels at multifamily properties to change frequently, and results in earnings that can be volatile.
In addition, our borrowers operating such multifamily properties will be subject to various operating risks common to the multifamily industry, including, among others, the following:

•	competition from other multifamily properties in the markets in which a borrower operates;

•
over-building of multifamily properties in the markets in which a borrower operates, which results in increased supply and will adversely affect occupancy and revenues at such borrower’s multifamily properties;

•	requirements for periodic capital reinvestment to repair and upgrade multifamily properties;

•	increases in operating costs due to inflation and other factors that may not be offset by increased rental rates;

•	changes in interest rates;

•	changes in the availability, cost, and terms of financing;

•	changes in governmental laws and regulations, fiscal policies, and zoning ordinances and the related costs of compliance with laws and regulations, fiscal policies, and ordinances;

•	adverse effects of international, national, regional and local economic and market conditions; and

•	risks generally associated with the ownership of multifamily properties and real estate, as discuss in some greater detail below.
The occurrence of any of the foregoing could adversely impact a borrower’s ability to successfully own and operate a multifamily that will be the primary source of repayment of our Investment. In addition, should we foreclose on an investment and acquire the underlying asset, we, as the multifamily operator, would be faced with these same risks.
Non-Diversification
Risk.
While the Adviser intends to invest in a number of real estate and real estate-related securities issued by different issuers and employ multiple investment strategies with respect to the Fund’s investment portfolio, it is possible that a significant amount of the Fund’s investments could be invested in the instruments of only a few companies or other issuers or that at any particular point in time one investment strategy could be more heavily weighted than the others. The focus of the Fund’s investment portfolio in any one issuer would subject the Fund to a greater degree of risk with respect to defaults by such issuer or other adverse events affecting that issuer, and the focus of the portfolio in any one industry or group of industries would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry or industries. The focus of the Fund’s investment portfolio in any one investment strategy would subject the Fund to a greater degree of risk than if the Fund’s investment portfolio were varied in its investments with respect to several investment strategies.
Valuation Risk
.
Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Determination of Net Asset Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, fair value pricing may not reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.
Equity Securities Risk.
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, fundamental changes to the business, financial leverage, non-compliance
with regulatory requirements and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, unexpected trading activity among retail investors or adverse investor sentiment generally. Certain equity securities may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Fund, which could result in losses to the Fund. The credit quality of preferred stock and convertible securities held by the Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of convertible securities also tends to fall when prevailing interest rates rise.
Preferred Securities Risk.
Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.
Convertible Securities Risk.
Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.
In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
ETF Risk
.
The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors. The underlying indices that an ETF is designed to track may also experience volatility due to the novel coronavirus first detected in China in late 2019 or other widespread health crises. Any such impact could adversely affect the Fund’s performance and may lead to losses on your investment in the Fund. Because ETFs trade on a securities exchange, extreme market volatility or potential lack of an active trading market for an ETF’s shares may trade at a premium or discount to their net asset value. The Fund’s investment in shares of ETFs subject it to the risks of owning the securities underlying the ETF, as well as certain structural risks, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in an ETF, the Fund bears its proportionate share of the ETF’s expenses.
Counterparty Risk
.
Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. In an attempt to limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Adviser to present acceptable credit risk. For example, repurchase agreements are loans of money or arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund’s purchase price, with the difference being income to the Fund. The counterparty’s obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the Fund’s custodian in a segregated, safekeeping account for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income at low risk on temporarily available cash. If bankruptcy or insolvency proceedings commence with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in price of the securities. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.
Derivatives Risk
.
While the Fund does not intend to invest in derivatives or utilize hedging strategies as a principal investment strategy, the Private Real Estate Investment Funds and Public Investment Funds in which the Fund invests will use derivatives (consisting of forwards, options, repurchase agreements, futures, warrants, and swaps) to enhance returns or hedge against market declines. A Private Real Estate Investment Fund’s or Public Investment Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation and changes in supply and demand relationships.
Effective August 19, 2022 (the “Compliance Date”), Rule
18f-4
under the 1940 Act (the “Derivatives Rule”) replaced the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action
letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result the Fund will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement:
(i) value-at-risk
limitations (VaR); (ii) a written derivatives risk management program; (iii) new board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
Short Sales Risk
.
Short selling involves selling securities that may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, because the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. The securities necessary to cover a short position may not be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. Short sales by the Fund that are not made “against the box” theoretically involve unlimited loss potential, since the market price of securities sold short may continuously increase. If other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price.
Foreign Investment Risk
.
Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments — the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the United States; trading practices — government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; availability of information — foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; and limited markets — the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile.
To the extent the Fund invests in investment vehicles that hold securities that are denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the United States or abroad. These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.
The risks of foreign investments may be greater in developing or emerging market countries.
Other Investment Companies
.

The Fund may invest in other investment companies. Investment companies combine shareholders’ funds for investment in a variety of instruments, including equity securities, debt securities, and money market instruments and may invest primarily in a particular type of security, a particular industry or a mix of securities and industries. An investment company is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a shareholder of another investment company, the Fund may bear a proportionate share of the expenses of such other investment company, including management fees, administration fees and custodial fees, in addition to the expenses of the Fund. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised
by NexPoint or its affiliates.
Securities Lending Risk.
Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned should the borrower of the securities fail financially while the loan is outstanding. In addition, voting rights with respect to loaned securities generally pass to the borrower. The Fund, as the lender, retains the right to recall the loans and obtain the return of the securities loaned in order to vote the loaned securities. However, in many circumstances the Fund may be unable to recall the securities in time to vote or may determine that the benefits to the Fund of voting are outweighed by the indirect or direct costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Fund. All of the aforementioned risks may be greater for
Non-U.S.
Securities.
These lending transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral. In addition, any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required to pay or cause to be paid to such borrower or another entity an amount equal to such shortfall in cash. The Fund generally accepts cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or sovereign debt as collateral for these lending transactions, although in the future may accept other types of collateral. There is also a risk of loss should the borrower default before the securities are returned, and due to market movements the value of the collateral held has fallen and/or the value of the securities on loan has risen.
Repurchase Policy Risks.
Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.
The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.
Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.
The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.
Reverse Repurchase Agreement Risk
.
The Fund may enter into reverse repurchase agreements with respect to securities held by the Fund that could otherwise be sold by the Fund. In a reverse repurchase agreement the Fund sells a security held by the Fund and simultaneously obtains the commitment of the purchaser (typically, a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed-upon price on an agreed-upon date. The Fund will maintain cash or liquid securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Fund receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the SEC require that, if securities are sold by a fund under a reverse repurchase agreement, the fund designate or segregate liquid assets in an amount equal to the fund’s daily marked-to-market
value of such agreement. Reverse repurchase agreements are considered borrowings of money by the Fund and as such would be subject to the restrictions on issuing senior securities.
Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the proceeds of the sale received from the counterparty. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
Risks Relating to Fund’s Tax Status.
To remain eligible for the favorable tax treatment accorded to regulated investment companies (“RICs”) and their shareholders under the Code, the Fund must meet certain source of income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock or other securities, or income from qualified publicly traded partnerships. In some cases, if the Fund fails to meet these income requirements at the end of a taxable year, it will be able to cure such failure by paying a Fund-level tax to avoid the loss of its RIC status; such tax could be substantial. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter will result in the Fund’s loss of RIC status, unless it is able to cure such failure, for instance, by disposing of certain investments, including at potentially disadvantageous times and prices, and, in some cases, by paying a Fund-level tax.
In addition, in order to be eligible for the favorable tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least the sum of 90% of its “investment company taxable income”
(generally-its
taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and 90% of its net tax-exempt
income (if any), to its shareholders. Because the Fund may leverage its portfolio through a master repurchase agreement, may enter into reverse repurchase transactions from time to time, and may use additional debt financing in the future, the Fund is subject to certain asset coverage ratio requirements under the 1940 Act that could, under certain circumstances, restrict the Fund from making the distributions necessary to satisfy this annual distribution requirement and to avoid fund-level U.S. federal income or excise taxes. Any taxable income (including net long-term capital gains) that the Fund is unable to distribute will be subject to fund-level tax at the applicable corporate income tax rate. Further, if the Fund fails to meet the annual distribution requirement or either of the RIC qualification requirements in respect of a taxable year and is ineligible to or otherwise does not cure such failure for any such year, all of its taxable income regardless of whether timely distributed to shareholders will be subject to fund-level tax at the applicable corporate income tax rate and all of its distributions from earnings and profits (including from net long-term capital gains) will be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. See “U.S. Federal Income Tax Matters.”
If the Fund were to fail to qualify or were ineligible for treatment as a RIC, the resulting fund-level taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, in some cases, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify
as a RIC.
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash actually received by the Fund with respect to those investments during that year. In particular, the Fund expects that a substantial portion of its investments in loans and other debt obligations will be treated as having “market discount” and/or “original issue discount” for U.S. federal income tax purposes, which, in some cases, could be significant. Because the Fund may be required to recognize income in respect of these investments before or without receiving cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income or excise taxes. Accordingly, the Fund may be required to sell portfolio securities, including at potentially disadvantageous times or prices, raise additional debt or equity capital, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates portfolio securities to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net long-term or short-term capital gains from such liquidation transactions, its shareholders may receive larger capital gain or ordinary dividends, respectively, than they would in the absence of such transactions.
REIT Tax Risk for REIT Subsidiaries.
The REIT Subsidiaries and any REIT subsidiary (each, including the REIT Subsidiaries, a “REIT subsidiary”) the Fund may form in the future will elect to be taxed as REITs beginning with the first year in which they commence material operations. In order for each subsidiary to qualify and maintain its qualification as a REIT, it must satisfy certain requirements set forth in the Code and Treasury Regulations that depend on various factual matters and circumstances. The Fund and the Adviser intend to cause the REIT Subsidiaries and any future REIT subsidiaries to structure their activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the Internal Revenue Service (“IRS”) may interpret or apply those requirements in a manner that jeopardizes the ability of such REIT subsidiary to satisfy all of the requirements for qualification as a REIT.
If any REIT subsidiary fails to qualify as a REIT for any taxable year and it does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at the applicable corporate income tax rate. In addition, it would generally be disqualified from treatment as a REIT for the four taxable years following any taxable year in which it fails to qualify as a REIT. Loss of REIT status would reduce a REIT subsidiary’s net earnings available for investment or distribution to the Fund as a result of the imposition of entity-level tax on the REIT subsidiary. In addition, distributions to the Fund would no longer qualify for the dividends paid deduction, and the REIT subsidiary would no longer be required to make distributions. If this occurs, the REIT subsidiary might be required to borrow funds or liquidate some investments in order to pay the applicable tax.
To obtain the favorable tax treatment afforded to REITs under the Code, among other things each REIT subsidiary generally will be required each year to distribute to its shareholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay an entity-level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from prior periods, it would have to pay a 4% nondeductible excise tax on the excess of the amounts required to be distributed over the sum of (x) the amounts that it actually distributed and (y) the amounts it retained and upon which it paid income tax at the entity level. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that the REIT subsidiary might be required to borrow funds, possibly at unfavorable rates, or sell assets to fund the required distributions.
In order to qualify as a REIT, not more than 50% of the value of a REIT subsidiary’s shares may be owned, directly or indirectly, through the application of certain attribution rules under the Code, by any five or fewer individuals, as defined in the Code to include specified entities, during the last half of any taxable year other than the REIT subsidiary’s first taxable year (the “50% Test”). For purposes of the 50% Test, the REIT subsidiary will “look through” to the beneficial owners of the Fund’s shares. Accordingly, if five or fewer individuals or certain specified entities during the last half of any calendar year own, directly or indirectly, more than 50% of the REIT subsidiary’s shares through the Fund, then the REIT subsidiary’s qualification as a REIT could be jeopardized. The Adviser intends to monitor all purchases and transfers of a REIT subsidiary’s shares and the Fund’s shares by regularly reviewing, among other things, ownership filings required by the federal securities laws to monitor the beneficial ownership of a REIT subsidiary’s shares to ensure that the REIT subsidiary will meet and will continue to meet the 50% Test. However, the Adviser may not have the information necessary for it to ascertain with certainty whether or not a REIT subsidiary satisfies the 50% test and may not be able to prevent the REIT subsidiary from failing the 50% Test. If a REIT subsidiary fails to satisfy the requirements related to the direct or indirect ownership of its outstanding capital stock, the REIT subsidiary would fail to qualify as a REIT and the REIT subsidiary would be required to pay U.S. federal income tax on its taxable income, and distributions to its shareholders would not be deductible by it in determining its taxable income.
Operational and Technology Risk
.
The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, or other market participants or data within them (a “cyber-attack”).
Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.
Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyberattacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs.
While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.
Similar types of operational and technology risks are also present for issuers of the Fund’s investments, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on January 11, 2016. The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers three different classes of shares: Class A, Class C, and Class Z shares. The Fund has received exemptive relief from the SEC to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal charges (See IC Release No. 28908, September 22, 2009). An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class are different. The fees and expenses for the Fund are set forth in “Fees and Fund Expenses.” The details of each share class are set forth in “Plan of Distribution.”
Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Distribution Policy.” The 1940 Act may limit the payment of dividends to the holders of shares.
Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive
rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, upon written request to the Fund’s transfer agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The transfer agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of March 31, 2024:

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under
Class A	Unlimited	None	507,802
Class C	Unlimited	None	204,930
Class Z	Unlimited	None	1,543,051

Outstanding Securities [Table Text Block]
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of March 31, 2024:

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under
Class A	Unlimited	None	507,802
Class C	Unlimited	None	204,930
Class Z	Unlimited	None	1,543,051

Substantial Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Substantial Conflicts of Interest.
The Adviser and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. For the purposes of this section, the term “NexPoint” shall include the Adviser and its affiliated investment advisors, and all affiliates listed on its Form ADV, as filed with the SEC March 29, 2024 (CRD No. 163564). In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
NexPoint has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. NexPoint has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, NexPoint furnishes advisory services to numerous clients in addition to the Fund, and NexPoint may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that have performance or higher fees paid to NexPoint or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, NexPoint, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public
information.
The Adviser, its affiliates or their partners, directors, officers or employees similarly serve or may serve other entities that operate in the same or related lines of business, including accounts managed by an investment adviser affiliated with the Adviser. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, pursuant to policies and procedures adopted by the Adviser and its advisory affiliates that are designed to manage potential conflicts of interest, which may, subject to applicable regulatory constraints, involve pro rata co-investment
by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients. The Fund will only make investments in which the Adviser or an affiliate hold an interest to the extent permitted under the 1940 Act and SEC staff interpretations or pursuant to the terms and conditions of the exemptive order received by the Adviser and certain funds affiliated with the Fund, dated April 19, 2016. For example, exemptive relief is not required for the Fund to invest in syndicated deals and secondary loan market transactions in which the Adviser or an affiliate has an interest where price is the only negotiated point. The order applies to all “Investment Companies,” including future closed-end
investment companies registered under the 1940 Act that are managed by the Adviser, which includes the Fund. The Fund, therefore, may in the future invest in accordance with the terms and conditions of the exemptive order. To mitigate any actual or perceived conflicts of interest, allocation of limited offering securities (such as IPOs and registered secondary offerings) to principal accounts that do not include third party investors may only be made after all other client account orders for the security have been filled. However, there can be no assurance that such policies and procedures will in every case ensure fair and equitable allocations of investment opportunities, particularly when considered in hindsight.
Conflicts may arise in cases when clients and/or the Adviser and other affiliated entities invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients own private securities or obligations of an issuer and other clients may own public securities of the same issuer. In addition, one or more clients may invest in securities, or other financial instruments, of an issuer that are senior or junior to securities, or financial instruments, of the same issuer that are held by or acquired for, one or more other clients. For example, if such issuer encounters financial problems, decisions related to such securities (such as over the terms of any workout or proposed waivers and amendments to debt covenants) may raise conflicts of interests. In such a distressed situation, a client holding debt securities of the issuer may be better served by a liquidation of the issuer in which it may be paid in full, whereas a client holding equity securities of the issuer might prefer a reorganization that holds the potential to create value for the equity holders. In the event of conflicting interests within an issuer’s capital structure, NexPoint will generally pursue the strategy that NexPoint believes best reflects what would be expected to be negotiated in an arm’s length transaction, but in all instances with due consideration being given to NexPoint’s fiduciary duties to each of its accounts (without regard to the nature of the accounts involved or fees received from such accounts). This strategy may be recommended by one or more NexPoint investment professionals. A single person may make decisions with respect to more than one part of an issuer’s capital structure. NexPoint personnel board members may still make recommendations to the applicable investment professional(s). A portfolio manager with respect to any applicable NexPoint registered investment company clients (“Retail Accounts”) will make an independent determination as to which course of action he or she determines is in the best interest of the applicable Retail Accounts. NexPoint may use external counsel for guidance and assistance. The Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage potential conflicts of interest involving clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
Another type of conflict may arise if one client account buys a security and another client sells or shorts the same security. Currently, such opposing positions are generally not permitted within the same account without prior trade approval by the Adviser’s Chief Compliance Officer. However, a portfolio manager may enter into opposing positions for different clients to the extent each such client has a different investment objective and each such position is consistent with the investment objective of the applicable client. In addition, transactions in investments by one or more affiliated client accounts may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of other client accounts.

Because certain client accounts may have investment objectives, strategies or legal, contractual, tax or other requirements that differ (such as the need to take tax losses, realize profits, raise cash, diversification, etc.), an affiliated adviser may purchase, sell or continue to hold securities for certain client accounts contrary to other recommendations. In addition, an affiliated adviser may be permitted to sell securities or instruments short for certain client accounts and may not be permitted to do so for other affiliated client accounts.
As a result of the Fund’s arrangements with NexPoint, there may be times when NexPoint, the Adviser or their affiliates have interests that differ from those of the Fund’s shareholders, giving rise to a conflict of interest. NexPoint and the Adviser are under common ownership, and the Fund’s officers serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund does, or of investment funds managed by the Adviser or its affiliates. Similarly, the Adviser or its affiliates may have other clients with similar, different or competing investment objectives. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the best interests of the Fund or its shareholders. For example, the Fund’s officers have, and will continue to have, management responsibilities for other investment funds, accounts or other investment vehicles managed or sponsored by the Adviser and its affiliates. The Fund’s investment objective may overlap, in part or in whole, with the investment objective of such affiliated investment funds, accounts or other investment vehicles. As a result, those individuals may face conflicts in the allocation of investment opportunities among the Fund and other investment funds or accounts advised by or affiliated with the Adviser. The Adviser will seek to allocate investment opportunities among eligible accounts in a manner that is fair and equitable over time and consistent with its allocation policy. However, the Fund can offer no assurance that such opportunities will be allocated to it fairly or equitably in the short-term or over time.
In addition, it is anticipated that a significant portion of the Fund’s assets will be represented by securities sponsored, organized and/or managed by NexPoint and its affiliates, which may include REITs, asset-backed securities and/or structured finance securities. The Adviser will monitor for conflicts of interest in accordance with its fiduciary duties and will provide the independent trustees of the Fund with an opportunity to periodically review the Fund’s investments in such REITs, asset-backed securities and/or structured finance securities and assure themselves that continued investment in such securities remains in the best interests of the Fund and its shareholders. The Adviser may effect client cross-transactions where it causes a transaction to be effected between the Fund and another client advised by the Adviser or any of its affiliates. The Adviser may engage in a client cross-transaction involving the Fund any time that the Adviser believes such transaction to be fair to the Fund and the other client of the Adviser or its affiliates.
The Adviser may direct the Fund to acquire or dispose of investments in cross trades between the Fund and other clients of the Adviser or its affiliates in accordance with applicable legal and regulatory requirements. In addition, to the extent permitted by the 1940 Act and SEC staff interpretations, the Fund may make and/or hold an investment, including an investment in securities, in which the Adviser and/or its affiliates have a debt, equity or participation interest, and the holding and sale of such investments by the Fund may enhance the profitability of the Adviser’s own investments in such companies.

ClosedEnd Fund CEF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End
Fund (
“
CEF
”
)
Risk.
The Fund is a CEF. CEFs differ from
open-end
management investment companies (commonly referred to as mutual funds) in that CEFs may list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows
and
out-flows
that can complicate portfolio management, whereas CEFs generally can stay more fully invested in securities consistent with the CEF’s investment objective and policies. In addition, in comparison to open-end
funds, CEFs have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk.
When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced or fluctuate more than other types of investments. The kind of market risk is generally greater for funds investing in debt securities with longer maturities. In the course of investing in such investments, we may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, we may be unable to enter into a transaction in a publicly-traded security for that issuer when it would otherwise be advantageous for us to do so. Alternatively, we may choose not to receive material nonpublic information about an issuer of such loans, with the result that we may have less information about such issuers than other investors who transact in such assets.

Structured Finance Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Finance Securities Risk
.
A portion of the Fund’s investments may consist of collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according
to their degree of risk. The riskiest securities are the equity tranche, which bears the bulk of defaults from the bonds or loans serving as collateral, and thus may protect the other, more senior tranches from default. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. A senior tranche typically has higher ratings and lower yields than the underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, other tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to previous defaults and the disappearance of protecting tranches, market anticipation of defaults and aversion to certain structured finance securities as a class.
Pandemics and Associated Economic Disruption.
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally
(“COVID-19”).
This coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and economic volatility. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing
political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain fund service providers and issuers of the Fund’s investments, and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such instruments. Any such impact could adversely affect the Fund’s performance.

NonPayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Payment
Risk
.
Debt securities are subject to the risk of
non-payment
of scheduled interest and/or principal. Nonpayment would result in a reduction of income to the Fund, a reduction in the value of the security experiencing nonpayment and a potential decrease in the net asset value (“NAV) of the Fund. There can be no assurance that the liquidation of any collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments, or that such collateral could be readily liquidated. Moreover, as a practical matter, most borrowers cannot satisfy their debts by selling their assets. Borrowers pay their debts from the cash flow they generate. This is particularly the case for borrowers that are highly leveraged. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower is far more likely to seek to restructure its debts than it is to sell off assets to pay its debts. Borrowers may try to restructure their debts either by seeking protection from creditors under Chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) or negotiating a work out. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a debt security. The agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the debt security. If a borrower files for protection from creditors under Chapter 11 of the Bankruptcy Code, the Bankruptcy Code will impose an automatic stay that prohibits the agent from liquidating collateral. The agent may ask the bankruptcy court to lift the stay. As a practical matter, the court is unlikely to lift the stay if it concludes that the borrower has a chance to emerge from the reorganization proceedings and the collateral is likely to hold most of its value. If the lenders have a perfected security interest, the debt security will be treated as a separate class in the reorganization proceedings and will retain a priority interest in the collateral. Chapter 11 reorganization plans typically are the product of negotiation among the borrower and the various creditor classes. Successful negotiations may require the lenders to extend the time for repayment, change the interest rate or accept some consideration in the form of junior debt or equity securities. A work out outside of bankruptcy may produce similar concessions by senior lenders.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Policy Risk.
The Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may also reduce a shareholder’s tax basis, resulting in higher taxes when the shareholder sells his or her shares, and may cause a shareholder to pay taxes even if he or she sells such shares for less than the original purchase price. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board. If the Fund’s investments are delayed, the initial distribution may consist principally of a return of capital. Pending the investment of the net proceeds in accordance with the Fund’s investment objective and policies, all or a portion of the Fund’s distributions may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares (but not below zero) and potentially increase the taxable gain, if any, or decrease any loss recognized for tax purposes upon disposition of their shares.

Illiquid and Restricted Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and Restricted Securities
.
The Fund may not be able to readily dispose of illiquid securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.
The Fund may purchase certain securities (“Rule 144A Securities”) eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with assurance how the market for Rule 144A Securities will develop, the Board has directed the Adviser to monitor carefully the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investments in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Management Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Fee Risk.
The management fee paid to the Adviser is based on the Fund’s Daily Gross Assets, as defined in the Investment Advisory Agreement. As a result, investors in the Fund’s shares will invest on a
“gross” basis and receive distributions on a “net” basis after expenses, resulting in a lower rate of return than one might achieve through direct investments. Because the management fee is based on the Fund’s gross assets, the Adviser will benefit if and when the Fund issues additional equity, incurs debt or uses leverage. The use of leverage will increase the likelihood of default under any credit facility or other debt instruments the Fund enters into, which would disfavor the holders of Fund shares, including investors in this offering.

Public and Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Public and Private Investment Funds Risk
.
The Fund’s performance depends in part upon the performance of the Public and Private Investment Fund managers and their selected strategies, the adherence by such Public and Private Investment Fund managers to such selected strategies, the instruments used by such Public and Private Investment Fund managers and the Adviser’s ability to select Public and Private Investment Fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, which may include incentive allocations or fees and expenses at the Public or Private Investment Fund level.
The Fund is subject to, and indirectly invests in Public Investment Funds and Private Real Estate Investment Funds that are subject to risks associated with legal and regulatory changes applicable to financial institutions generally or to Public Investment Funds or Private Real Estate Investment Funds in particular. The Fund may not be able to invest in certain Public Investment Funds or Private Real Estate Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Public Investment Fund or a Private Real Estate Investment Fund that has been identified as an attractive opportunity. The Fund’s investments in certain Public Investment Funds and Private Real Estate Investment Funds may be subject to lock-up
periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Public Investment Funds and Private Real Estate Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Public Investment Fund or a Private Real Estate Investment Fund, may receive an in-kind
distribution of securities that are illiquid or difficult to value and difficult to dispose of.
Public Investment Fund and Private Real Estate Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Public and Private Investment Fund managers may invest the Public Investment Funds’ or the Private Real Estate Investment Funds’ assets in securities of
non-U.S.
issuers, including those in emerging markets, and the Fund’s assets may be invested in Public Investment Funds or Private Real Estate Investment Funds that may be denominated in
non-U.S.
currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. Public and Private Investment Fund Managers focus primarily on the real estate industry, which subjects Public Investment Funds and Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Public and Private Investment Fund Managers may focus on a particular country or geographic region, which may subject Public Investment Funds and Private Real Estate Investment Funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.
Public Investment Fund managers may use derivatives for speculative or hedging purposes. Public Investment Fund managers may have limited operating histories upon which to evaluate their performance. Public Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Public Investment Funds. Public Investment Fund managers may sell short securities held by Public Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Public Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Public Investment Fund managers may invest the Public Investment Funds’ assets without limitation in restricted and illiquid securities. Public Investment Fund managers may invest the Public Investment Funds’ assets in equity securities without limitation as to market capitalization. Public Investment Funds may invest in equity securities issued by smaller capitalization companies, including micro-cap
companies, the prices of which may be subject to erratic market movements.

Private Real Estate Investment Funds are not publicly traded and therefore are not liquid investments. Please see “Liquidity Risk” for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the asset manager to determine the value of the Fund’s investment in the Private Real Estate Investment Fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will conduct reasonable due diligence to value securities and may also consider information provided by the Private Real Estate Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Real Estate Investment Funds that invest primarily in publicly traded securities are more easily valued.
In addition to valuation risk, shareholders of Private Real Estate Investment Funds are not entitled to the protections of the 1940 Act. For example, Private Real Estate Investment Funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, Private Real Estate Investment Funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Please see “Leveraging Risk” below for a description of risks associated with the use of leverage. Additionally, Private Real Estate Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Real Estate Investment Fund managers may not be registered under the Advisers Act. Further, Private Real Estate Investment Fund managers may charge investors (such as the Fund) asset-based fees of up to 2.0% of total assets and incentive allocations or fees of as much as 20% of a Private Real Estate Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Real Estate Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk.
REITs may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Code and to maintain an exemption under the 1940 Act. For example, because a REIT may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

NonTraded REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Traded
REIT Risk
.
Non-traded
REITs are subject to the following risks in addition to those described in “REIT Risk.”
Non-Traded
REITs are subject to significant commissions, expenses, and organizational and offering costs that reduce the value of an investor’s (including the Fund’s) investment.
Non-Traded
REITs are not liquid, and investments in
Non-Traded
REITs may not be accessible for an extended period of time.
Redemption programs offered by
Non-Traded
REITs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the REIT to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in
Non-Traded
REITs. In addition, there is no guarantee that investors (including the Fund) will receive distributions. Distributions from
Non-Traded
REITs may be derived from sources other than cash flow from operations, including proceeds of the offering, from borrowings, or from the sale of assets. Payments of distributions from sources other than cash flow from operations will decrease or diminish an investor’s interest. Dividends paid by
Non-Traded
REITs may vary based on economic risks, geopolitical risks, changes in the real estate market, performance of the REIT, regulatory changes, and key personnel changes. Distributions from
Non-Traded
REITs can be suspended for a period of time or halted altogether.

Asset-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities.
 Because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime
mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Private REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private REIT Risk
.
Private REITs are subject to the following risks in addition to those described in “Public and Private Real Estate Investment Fund Risk” and “REIT Risk.” Private REITs are typically smaller and financially less stable than Public REITs. Private REITS are unlisted, making them more difficult to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs and
Non-Traded
REITs, which makes private REITs more difficult to evaluate from an investment perspective. In addition, Private REITs may not have audited financial statements.

Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk.
Mortgage-backed securities are bonds which evidence interests in, or are secured by, a single commercial or residential mortgage loan or a pool of commercial or residential mortgage loans. Accordingly, mortgage-backed securities in which the Fund intends to invest are subject to all of the risks of the underlying mortgage loans. In a rising interest rate environment, the value of mortgage-backed securities may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term investment. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, mortgage-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third party guarantees or other forms of credit support can reduce the credit risk. Mortgage-backed securities are also subject to several risks created through the securitization process. Subordinate CMBSs are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBSs will not be fully paid. Subordinate securities of CMBSs are also subject to greater credit risk than those CMBSs that are more highly rated. We also may invest in interest-only multifamily CMBS issued by multifamily mortgage loan securitizations. However, these interest-only multifamily CMBS typically only receive payments of interest to the extent that there are funds available in the securitization to make the payment and may introduce increased risks since these securities have no underlying principal cash flows. As a result, interest only CMBS possess the risk of total loss of investment in the event of prepayment of the underlying mortgages. We have not imposed a limit in the portion of our total assets that may be invested in interest-only multifamily CMBS.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk.
The use of leverage, such as borrowing money to purchase securities, by the Fund or a Private Real Estate Investment Fund or a Public Investment Fund will magnify the Fund’s gains or losses. The use of leverage via short selling by a Private Real Estate Investment Fund or a Public Investment Fund will also magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund and a Private Real Estate Investment Fund or a Public Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Interest on borrowings (or dividends on preferred shares) may be at a fixed or floating rate and generally will be based on short-term rates. Interest payments and fees incurred in connection with such borrowings will reduce the amount of distributions available to the Fund’s shareholders. As long as the rate of return, net of applicable Fund expenses, on the Fund’s portfolio investments purchased with leverage exceeds the costs associated with such leverage, the Fund will generate more return or income than will be needed to pay such costs. In this event, the excess will be available to pay higher dividends to the Fund’s shareholders. Conversely, if the Fund’s return on such assets is less than the cost of leverage and other Fund expenses, the return to the Fund’s shareholders will diminish or may be eliminated entirely. To the extent that the Fund uses leverage, the net asset value of the Fund’s shares and the yield to the Fund’s shareholders will be more volatile. The Fund’s leveraging strategy may not be successful.
In addition, a lender to the Fund or a Private Real Estate Investment Fund or a Public Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Private Real Estate Investment Fund or a Public Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further reduce the amount of distributions available to Fund shareholders. The Fund’s investments in Public Investment Funds and REITs managed by affiliated or unaffiliated institutional asset managers may incur higher levels of leverage. Accordingly, the Fund, through these investments, may be exposed to higher levels of leverage than the Fund is permitted to incur itself, including a greater risk of loss with respect to such investments as a result of higher leverage employed by such entities.
The Fund intends to leverage its portfolio through a master repurchase agreement entered into with Mizuho that allows the Fund to enter into reverse repurchase transactions from time to time pursuant to the terms of the master repurchase agreement. The Fund’s asset coverage ratio was 814% as of March 31, 2024.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
.
The Fund is a
closed-end
investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end
investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In addition, if one or more key individuals leave, the Adviser may not be able to hire qualified replacements or may require an extended time to do so. This situation could prevent the Fund from achieving its investment objectives.

Securities Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Market Risk.
An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Medium and Small Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Medium and Small Capitalization Company Risk.
The Fund will concentrate its investments in real estate-related securities. Many issuers of real estate securities are medium or small capitalization companies which may be newly-formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.
Generally, securities of medium and small capitalization companies are more likely to experience sharper swings in market values and are generally more volatile than those of larger companies. In addition, such securities generally trade in less liquid markets, in which it may be more difficult for the Adviser to sell and at prices that the Adviser believes appropriate. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter
and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Concentration in Real Estate Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration in Real Estate Securities Risk.
The Fund will not invest in real estate directly, but because the Fund will concentrate its investments in investment vehicles that invest principally in real estate and real estate-related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Although the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. There are also special risks associated with real estate operations generally, as described below:

•	Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays as well as adverse changes in local and national economic and market conditions .

•
Development Issues.
Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly-developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

•
Lack of Insurance.
Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

•
Dependence on Tenants.
The value of the Fund’s portfolio companies’ properties and the ability to make distributions to their shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

•	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.
•
Environmental Issues.
In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

•
Financing Issues.
Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

Multifamily Real Estate Sector in General
.
While we intend to seek to diversify our investment portfolio among real estate sectors, we expect to invest a portion of our assets in investments in the multifamily real estate sector. Our business may be adversely affected by various operating risks common to the multifamily industry. We plan to invest in target assets, which are typically debt and preferred equity investments where the underlying real estate is comprised of multifamily properties. Multifamily properties have different economic characteristics than many other real estate assets. A typical office property, for example, has long-term leases with third-party tenants, which provides a relatively stable long-term stream of revenue. Multifamily properties, on the other hand, generate revenue from tenants that typically have short-term leases (generally one year or less in duration), which causes the rental rate and occupancy levels at multifamily properties to change frequently, and results in earnings that can be volatile.
In addition, our borrowers operating such multifamily properties will be subject to various operating risks common to the multifamily industry, including, among others, the following:

•	competition from other multifamily properties in the markets in which a borrower operates;

•
over-building of multifamily properties in the markets in which a borrower operates, which results in increased supply and will adversely affect occupancy and revenues at such borrower’s multifamily properties;

•	requirements for periodic capital reinvestment to repair and upgrade multifamily properties;

•	increases in operating costs due to inflation and other factors that may not be offset by increased rental rates;

•	changes in interest rates;

•	changes in the availability, cost, and terms of financing;

•	changes in governmental laws and regulations, fiscal policies, and zoning ordinances and the related costs of compliance with laws and regulations, fiscal policies, and ordinances;

•	adverse effects of international, national, regional and local economic and market conditions; and

•	risks generally associated with the ownership of multifamily properties and real estate, as discuss in some greater detail below.
The occurrence of any of the foregoing could adversely impact a borrower’s ability to successfully own and operate a multifamily that will be the primary source of repayment of our Investment. In addition, should we foreclose on an investment and acquire the underlying asset, we, as the multifamily operator, would be faced with these same risks.

NonDiversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification
Risk.
While the Adviser intends to invest in a number of real estate and real estate-related securities issued by different issuers and employ multiple investment strategies with respect to the Fund’s investment portfolio, it is possible that a significant amount of the Fund’s investments could be invested in the instruments of only a few companies or other issuers or that at any particular point in time one investment strategy could be more heavily weighted than the others. The focus of the Fund’s investment portfolio in any one issuer would subject the Fund to a greater degree of risk with respect to defaults by such issuer or other adverse events affecting that issuer, and the focus of the portfolio in any one industry or group of industries would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry or industries. The focus of the Fund’s investment portfolio in any one investment strategy would subject the Fund to a greater degree of risk than if the Fund’s investment portfolio were varied in its investments with respect to several investment strategies.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
.
Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Determination of Net Asset Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, fair value pricing may not reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk.
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, fundamental changes to the business, financial leverage, non-compliance
with regulatory requirements and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, unexpected trading activity among retail investors or adverse investor sentiment generally. Certain equity securities may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Fund, which could result in losses to the Fund. The credit quality of preferred stock and convertible securities held by the Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of convertible securities also tends to fall when prevailing interest rates rise.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk.
Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk.
Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.
In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETF Risk
.
The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors. The underlying indices that an ETF is designed to track may also experience volatility due to the novel coronavirus first detected in China in late 2019 or other widespread health crises. Any such impact could adversely affect the Fund’s performance and may lead to losses on your investment in the Fund. Because ETFs trade on a securities exchange, extreme market volatility or potential lack of an active trading market for an ETF’s shares may trade at a premium or discount to their net asset value. The Fund’s investment in shares of ETFs subject it to the risks of owning the securities underlying the ETF, as well as certain structural risks, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in an ETF, the Fund bears its proportionate share of the ETF’s expenses.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
.
Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. In an attempt to limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Adviser to present acceptable credit risk. For example, repurchase agreements are loans of money or arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund’s purchase price, with the difference being income to the Fund. The counterparty’s obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the Fund’s custodian in a segregated, safekeeping account for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income at low risk on temporarily available cash. If bankruptcy or insolvency proceedings commence with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in price of the securities. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
.
While the Fund does not intend to invest in derivatives or utilize hedging strategies as a principal investment strategy, the Private Real Estate Investment Funds and Public Investment Funds in which the Fund invests will use derivatives (consisting of forwards, options, repurchase agreements, futures, warrants, and swaps) to enhance returns or hedge against market declines. A Private Real Estate Investment Fund’s or Public Investment Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation and changes in supply and demand relationships.
Effective August 19, 2022 (the “Compliance Date”), Rule
18f-4
under the 1940 Act (the “Derivatives Rule”) replaced the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action
letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result the Fund will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement:
(i) value-at-risk
limitations (VaR); (ii) a written derivatives risk management program; (iii) new board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk
.
Short selling involves selling securities that may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, because the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. The securities necessary to cover a short position may not be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. Short sales by the Fund that are not made “against the box” theoretically involve unlimited loss potential, since the market price of securities sold short may continuously increase. If other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk
.
Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments — the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the United States; trading practices — government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the United States; availability of information — foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; and limited markets — the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile.
To the extent the Fund invests in investment vehicles that hold securities that are denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the United States or abroad. These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.
The risks of foreign investments may be greater in developing or emerging market countries.

Other Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies
.

The Fund may invest in other investment companies. Investment companies combine shareholders’ funds for investment in a variety of instruments, including equity securities, debt securities, and money market instruments and may invest primarily in a particular type of security, a particular industry or a mix of securities and industries. An investment company is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a shareholder of another investment company, the Fund may bear a proportionate share of the expenses of such other investment company, including management fees, administration fees and custodial fees, in addition to the expenses of the Fund. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or sub-advised
by NexPoint or its affiliates.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk.
Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned should the borrower of the securities fail financially while the loan is outstanding. In addition, voting rights with respect to loaned securities generally pass to the borrower. The Fund, as the lender, retains the right to recall the loans and obtain the return of the securities loaned in order to vote the loaned securities. However, in many circumstances the Fund may be unable to recall the securities in time to vote or may determine that the benefits to the Fund of voting are outweighed by the indirect or direct costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Fund. All of the aforementioned risks may be greater for
Non-U.S.
Securities.
These lending transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral. In addition, any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required to pay or cause to be paid to such borrower or another entity an amount equal to such shortfall in cash. The Fund generally accepts cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or sovereign debt as collateral for these lending transactions, although in the future may accept other types of collateral. There is also a risk of loss should the borrower default before the securities are returned, and due to market movements the value of the collateral held has fallen and/or the value of the securities on loan has risen.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Policy Risks.
Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.
The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.
Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.
The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Reverse Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreement Risk
.
The Fund may enter into reverse repurchase agreements with respect to securities held by the Fund that could otherwise be sold by the Fund. In a reverse repurchase agreement the Fund sells a security held by the Fund and simultaneously obtains the commitment of the purchaser (typically, a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed-upon price on an agreed-upon date. The Fund will maintain cash or liquid securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Fund receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the SEC require that, if securities are sold by a fund under a reverse repurchase agreement, the fund designate or segregate liquid assets in an amount equal to the fund’s daily marked-to-market
value of such agreement. Reverse repurchase agreements are considered borrowings of money by the Fund and as such would be subject to the restrictions on issuing senior securities.
Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the proceeds of the sale received from the counterparty. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.

Risks Relating to Funds Tax Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s Tax Status.
To remain eligible for the favorable tax treatment accorded to regulated investment companies (“RICs”) and their shareholders under the Code, the Fund must meet certain source of income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock or other securities, or income from qualified publicly traded partnerships. In some cases, if the Fund fails to meet these income requirements at the end of a taxable year, it will be able to cure such failure by paying a Fund-level tax to avoid the loss of its RIC status; such tax could be substantial. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter will result in the Fund’s loss of RIC status, unless it is able to cure such failure, for instance, by disposing of certain investments, including at potentially disadvantageous times and prices, and, in some cases, by paying a Fund-level tax.
In addition, in order to be eligible for the favorable tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least the sum of 90% of its “investment company taxable income”
(generally-its
taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and 90% of its net tax-exempt
income (if any), to its shareholders. Because the Fund may leverage its portfolio through a master repurchase agreement, may enter into reverse repurchase transactions from time to time, and may use additional debt financing in the future, the Fund is subject to certain asset coverage ratio requirements under the 1940 Act that could, under certain circumstances, restrict the Fund from making the distributions necessary to satisfy this annual distribution requirement and to avoid fund-level U.S. federal income or excise taxes. Any taxable income (including net long-term capital gains) that the Fund is unable to distribute will be subject to fund-level tax at the applicable corporate income tax rate. Further, if the Fund fails to meet the annual distribution requirement or either of the RIC qualification requirements in respect of a taxable year and is ineligible to or otherwise does not cure such failure for any such year, all of its taxable income regardless of whether timely distributed to shareholders will be subject to fund-level tax at the applicable corporate income tax rate and all of its distributions from earnings and profits (including from net long-term capital gains) will be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. See “U.S. Federal Income Tax Matters.”
If the Fund were to fail to qualify or were ineligible for treatment as a RIC, the resulting fund-level taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, in some cases, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify
as a RIC.

RICRelated Risks of Investments Generating NonCash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash actually received by the Fund with respect to those investments during that year. In particular, the Fund expects that a substantial portion of its investments in loans and other debt obligations will be treated as having “market discount” and/or “original issue discount” for U.S. federal income tax purposes, which, in some cases, could be significant. Because the Fund may be required to recognize income in respect of these investments before or without receiving cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income or excise taxes. Accordingly, the Fund may be required to sell portfolio securities, including at potentially disadvantageous times or prices, raise additional debt or equity capital, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates portfolio securities to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net long-term or short-term capital gains from such liquidation transactions, its shareholders may receive larger capital gain or ordinary dividends, respectively, than they would in the absence of such transactions.

REIT Tax Risk for REIT Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Tax Risk for REIT Subsidiaries.
The REIT Subsidiaries and any REIT subsidiary (each, including the REIT Subsidiaries, a “REIT subsidiary”) the Fund may form in the future will elect to be taxed as REITs beginning with the first year in which they commence material operations. In order for each subsidiary to qualify and maintain its qualification as a REIT, it must satisfy certain requirements set forth in the Code and Treasury Regulations that depend on various factual matters and circumstances. The Fund and the Adviser intend to cause the REIT Subsidiaries and any future REIT subsidiaries to structure their activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the Internal Revenue Service (“IRS”) may interpret or apply those requirements in a manner that jeopardizes the ability of such REIT subsidiary to satisfy all of the requirements for qualification as a REIT.
If any REIT subsidiary fails to qualify as a REIT for any taxable year and it does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at the applicable corporate income tax rate. In addition, it would generally be disqualified from treatment as a REIT for the four taxable years following any taxable year in which it fails to qualify as a REIT. Loss of REIT status would reduce a REIT subsidiary’s net earnings available for investment or distribution to the Fund as a result of the imposition of entity-level tax on the REIT subsidiary. In addition, distributions to the Fund would no longer qualify for the dividends paid deduction, and the REIT subsidiary would no longer be required to make distributions. If this occurs, the REIT subsidiary might be required to borrow funds or liquidate some investments in order to pay the applicable tax.
To obtain the favorable tax treatment afforded to REITs under the Code, among other things each REIT subsidiary generally will be required each year to distribute to its shareholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay an entity-level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from prior periods, it would have to pay a 4% nondeductible excise tax on the excess of the amounts required to be distributed over the sum of (x) the amounts that it actually distributed and (y) the amounts it retained and upon which it paid income tax at the entity level. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that the REIT subsidiary might be required to borrow funds, possibly at unfavorable rates, or sell assets to fund the required distributions.
In order to qualify as a REIT, not more than 50% of the value of a REIT subsidiary’s shares may be owned, directly or indirectly, through the application of certain attribution rules under the Code, by any five or fewer individuals, as defined in the Code to include specified entities, during the last half of any taxable year other than the REIT subsidiary’s first taxable year (the “50% Test”). For purposes of the 50% Test, the REIT subsidiary will “look through” to the beneficial owners of the Fund’s shares. Accordingly, if five or fewer individuals or certain specified entities during the last half of any calendar year own, directly or indirectly, more than 50% of the REIT subsidiary’s shares through the Fund, then the REIT subsidiary’s qualification as a REIT could be jeopardized. The Adviser intends to monitor all purchases and transfers of a REIT subsidiary’s shares and the Fund’s shares by regularly reviewing, among other things, ownership filings required by the federal securities laws to monitor the beneficial ownership of a REIT subsidiary’s shares to ensure that the REIT subsidiary will meet and will continue to meet the 50% Test. However, the Adviser may not have the information necessary for it to ascertain with certainty whether or not a REIT subsidiary satisfies the 50% test and may not be able to prevent the REIT subsidiary from failing the 50% Test. If a REIT subsidiary fails to satisfy the requirements related to the direct or indirect ownership of its outstanding capital stock, the REIT subsidiary would fail to qualify as a REIT and the REIT subsidiary would be required to pay U.S. federal income tax on its taxable income, and distributions to its shareholders would not be deductible by it in determining its taxable income.

Operational and Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and Technology Risk
.
The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Fund, the Fund’s service providers, counterparties, or other market participants or data within them (a “cyber-attack”).
Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations.
Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyberattacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs.
While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.
Similar types of operational and technology risks are also present for issuers of the Fund’s investments, which could have material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
Contact Personnel Name	Ms. Stephanie Vitiello
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[2]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	0.77%	[3]
Dividend and Interest Expenses on Short Sales [Percent]	0.47%
Distribution/Servicing Fees [Percent]	0.00%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.38%	[3]
Other Annual Expense 2 [Percent]	0.25%	[5]
Total Annual Expenses [Percent]	4.12%
Waivers and Reimbursements of Fees [Percent]	0.88%	[6]
Net Expense over Assets [Percent]	3.24%	[7]
Expense Example, Year 01	$ 88
Expense Example, Years 1 to 3	168
Expense Example, Years 1 to 5	249
Expense Example, Years 1 to 10	$ 459
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	507,802
Class C Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[2]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	0.77%	[3]
Dividend and Interest Expenses on Short Sales [Percent]	0.47%
Distribution/Servicing Fees [Percent]	0.75%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.38%	[3]
Other Annual Expense 2 [Percent]	0.25%	[5]
Total Annual Expenses [Percent]	4.87%
Waivers and Reimbursements of Fees [Percent]	0.88%	[6]
Net Expense over Assets [Percent]	3.99%	[7]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class C
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	204,930
Class C Shares [Member] | If You Do Not Sell Your Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	238
Expense Example, Years 1 to 10	486
Class C Shares [Member] | If you sold all of your shares at the end of the period [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	50
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	238
Expense Example, Years 1 to 10	$ 486
Class Z Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[2]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	0.77%	[3]
Dividend and Interest Expenses on Short Sales [Percent]	0.47%
Distribution/Servicing Fees [Percent]	0.00%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.38%	[3]
Other Annual Expense 2 [Percent]	0.00%	[5]
Total Annual Expenses [Percent]	3.87%
Waivers and Reimbursements of Fees [Percent]	0.88%	[6]
Net Expense over Assets [Percent]	2.99%	[7]
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	110
Expense Example, Years 1 to 5	192
Expense Example, Years 1 to 10	$ 404
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class Z
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,543,051
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to shares

[1]	A portion of the sales load payable on Class A shares will be a reallowance to participating broker-dealers (see page 77 of this Prospectus). In addition, up to 0.75% of this sales load will be paid to the Fund’s Distributor. There are no sales loads on reinvested distributions. The Fund reserves the right to waive broker commissions.
[2]	Class A shares purchased without an initial sales charge in accounts aggregating $500,000 or more may be subject to a 1.00% CDSC on shares redeemed during the first 18 months after their purchase. Class C shares are subject to a 1.00% CDSC for redemptions of shares within 18 months after their purchase.
[3]	As of December 31, 2023, the Fund employed leverage in an amount equal to 13% of net assets. The Fund may employ leverage going forward. This variable rate is based on current interest rates under the Fund’s committed facility and is subject to change. The interest rate will increase in rising interest rate environments and, therefore, the actual interest rate expense borne by Fund shareholders will increase over time in a rising interest rate environment. While the Fund has no present intention to issue preferred shares within the next twelve months, if an attractive preferred shares financing opportunity were to come to the Fund’s attention during that period, the Fund may consider that opportunity. See “Principal Risks of the Fund — Leverage Risk” in the Prospectus for a brief description of the Fund’s Repurchase Agreement with Mizuho.
[4]	Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares, and is payable on a quarterly basis. These Distribution fees may be paid to broker or financial intermediaries as compensation to sell Fund shares. Class A and Class Z shares are not subject to a Distribution Fee. See “Plan of Distribution.”
[5]	Shareholder Servicing Fees may be used to compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Please refer to page 79 of this Prospectus for information.
[6]	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding distribution fees, interest, dividend expenses on short sales, brokerage commissions and other transaction costs, acquired fund fees and expenses, taxes, expenses payable by the Fund for third party administration services, litigation expenses and extraordinary expenses), to the extent that they exceed 1.75% per annum of the Fund’s average Daily Gross Assets (the “Expense Limitation”). If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio would be higher and could exceed the Expense Limitation. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Adviser is entitled to recoup from the Fund the amount of any fees waived and Fund expenses paid or absorbed (other than organizational and initial offering expenses, which are those expenses incurred by the Fund in order to permit the Fund to be declared effective by the SEC and to commence operations) to the extent that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date on which such fees are foregone or expenses are incurred by the Adviser; and (2) such recoupment does not cause the Fund’s ordinary operating expenses plus recoupment to exceed the Expense Limitation in effect at the time the expenses were paid or waived or any Expense Limitation in effect at the time of recoupment. The Expense Limitation Agreement will remain in effect until at least May 1, 2025 unless and until the Board approves its modification or termination. The Expense Limitation Agreement may not be amended or terminated unless approved by the Board. See “Management of the Fund.”
[7]	The value included in the “Total Annual Expenses” line item corresponds to the Expense Limitation pursuant to the Expense Limitation Agreement. The value in the “Fees and Fund Expenses” table is presented as a percentage of net assets, while the Expense Limitation, pursuant to the Expense Limitation Agreement, is calculated based on average Daily Gross Assets, but converted and expressed as a percentage of net assets for purposes of the fees and fund expenses table presentation.